Per Share Amounts	9 Months Ended
Sep. 30, 2020
Earnings Per Share [Abstract]
Per Share Amounts

11. PER SHARE AMOUNTS

A) Net Earnings (Loss) Per Share – Basic and Diluted

	Three Months Ended		Nine Months Ended
For the periods ended September 30,	2020	2019	2020	2019
Net Earnings (Loss) ($ millions)	(194)	187	(2,226)	2,081

Basic – Weighted Average Number of Shares (millions)	1,228.9	1,228.8	1,228.9	1,228.8
Dilutive Effect of Cenovus NSRs (1) (millions)	-	0.6	-	0.5
Diluted – Weighted Average Number of Shares (millions)	1,228.9	1,229.4	1,228.9	1,229.3

Net Earnings (Loss) Per Share - Basic and Diluted ($)	(0.16)	0.15	(1.81)	1.69
(1)	Net settlement rights (“NSRs”).

B) Dividends Per Share

The Company temporarily suspended its dividend in response to the low global oil price environment. Prior to the suspension, the Company paid dividends of $77 million or $0.0625 per share in the first three months of 2020 (nine months ended September 30, 2019 – $183 million or $0.15 per share). The declaration of dividends is at the sole discretion of the Company’s Board of Directors and is considered quarterly.